Debt - Short-Term Borrowing and Commercial Paper Program (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Jul. 31, 2018
Debt Instrument [Line Items]
Credit facility borrowing capacity	$ 9,500,000,000
Commercial paper
Debt Instrument [Line Items]
Debt outstanding	0
Short term uncommitted credit facility
Debt Instrument [Line Items]
Credit facility borrowing capacity		$ 700,000,000
Amount drawn from credit facilities	$ 600,000,000